Taxation (Details) - EUR (€) € in Millions		3 Months Ended
	Apr. 01, 2023	Mar. 31, 2026	Mar. 31, 2025
Income Taxes [Abstract]
Tax expense		€ 6.4	€ 7.0
Applicable tax rate	2500.00%
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss		€ 19.7	€ 40.4